Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Plans
Summary of the option activity

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	7,126	$27.69	6.7	$66,073
Granted	710	36.96
Exercised	(1,157)	26.61
Forfeited	(155)	33.32

Outstanding as of December 31, 2011	6,524	28.76	6.1	84,169

Exercisable as of December 31, 2011	3,239	28.60	4.7	42,309

Summary additional information concerning outstanding and exercisable stock options

				Currently Exercisable
			Weighted Average Remaining Contractual Term (Years)
Range of Exercise Price	Shares Under Options	Weighted Average Exercise Price		Shares Under Options	Weighted Average Exercise Price
$23.34 - $25.52	2,327	$23.81	6.1	1,032	$24.41
27.11 - 28.35	1,960	27.74	5.3	1,245	27.39
31.95 - 39.72	2,237	34.80	6.7	962	34.66

	6,524	28.76	6.1	3,239	28.60

Summary of additional information concerning unvested stock options

	Shares Under Options	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	3,889	$3.24
Granted	710	5.97
Vested	(1,159)	3.10
Forfeited	(155)	5.54

Unvested at December 31, 2011	3,285	3.77

Assumptions used for estimating fair value of stock options using Black-Scholes option valuation model

	2011	2010	2009
Risk-free rate	2.58%	2.77%	2.27%
Expected life (in years)	6.5	6.3	6.5
Expected volatility	31.8%	35.0%	26.0%
Expected dividend yield	6.1%	6.2%	7.3%

Summary of additional information concerning restricted stock and restricted stock units

	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	1,026	$29.71	536	$28.08
Granted	764	37.22	—	N/A
Vested	(228)	29.46	(162)	28.91
Forfeited	(84)	34.51	(35)	27.61

Unvested at December 31, 2011	1,478	32.59	339	27.75